FINANCIAL INSTRUMENTS 1 (Details)	1 Months Ended		6 Months Ended
	Aug. 31, 2015	Feb. 27, 2013	Jun. 30, 2016 USD ($) Rate	Jun. 30, 2015 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 366,843,000
MR tanker [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility		6
Term loan facility $466.5 million [Member] | Loans Payable [Member] | US Dollar denominated floating rate debt [Member]
Debt Instrument [Line Items]
Long-term Debt			466,500,000
Bunker swaps [Member]
Debt Instrument [Line Items]
Derivative Liability, Number of Instruments Held	4
Number of metric tonnes per calendar month	4,000
Fair value of derivatives			600,000			$ 0
Non-cash mark to market gain			1,500,000
Realized loss on settlement			1,900,000	$ 0
Interest rate swap 1 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 18,200,000
Derivative, Fixed Interest Rate | Rate			1.4025%
Interest rate swap 2 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 53,965,000
Derivative, Fixed Interest Rate | Rate			1.5035%
Interest rate swap 3 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 91,173,000
Derivative, Fixed Interest Rate | Rate			1.6015%
Interest rate swap 5 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 17,835,000
Derivative, Fixed Interest Rate | Rate			1.7995%
Interest rate swap 4 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 17,492,000
Derivative, Fixed Interest Rate | Rate			1.6998%
Interest rate swap 6 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 18,178,000
Derivative, Fixed Interest Rate | Rate			1.907%
Interest rate swap 7 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 150,000,000		$ 150,000,000
Derivative, Fixed Interest Rate | Rate			2.197%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Non-cash mark to market gain			$ 13,800,000	$ 2,300,000